Document and Entity Information	Sep. 23, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2019
Entity Registrant Name	Customers Bancorp, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-35542
Entity Tax Identification Number	27-2290659
Entity Address, Address Line One	1015 Penn Avenue
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	933-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001488813
Voting Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Voting Common Stock
Trading Symbol	CUBI
Security Exchange Name	NYSE
Fixed-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	CUBI/PC
Security Exchange Name	NYSE
Fixed-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	CUBI/PD
Security Exchange Name	NYSE
Fixed-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	CUBI/PE
Security Exchange Name	NYSE
Fixed-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series F [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series F
Trading Symbol	CUBI/PF
Security Exchange Name	NYSE